ARROW DWA BALANCED FUND CLASS A SHARES: DWAFX CLASS C SHARES: DWATX

1-877-277-6933 (1-877-ARROW-FD) www.arrowfunds.com

Summary Prospectus     December 1, 2009

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated December 1, 2009, along with the Fund’s most recent annual report dated July 31, 2009, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.arrowfunds.com/prospectus. You can also obtain these documents at no cost by calling 1-877-277-6933 or by sending an email request to Info@arrowfunds.com.

Investment Objective:  The Fund seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.32%	0.33%
Acquired Fund Fees and Expenses (1)	0.36%	0.36%
Total Annual Fund Operating Expenses	1.93%	2.69%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,146	$1,557	$2,699
Class C	$272	$835	$1,425	$3,022

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies:  The Fund primarily invests in exchange traded funds ("ETFs") that each invest primarily in (1) equity securities, (2) fixed income securities, or (3) alternative assets.  The Fund defines equity securities to include ETFs that invest primarily in equity securities, such as common and preferred stocks; and defines fixed income securities to include ETFs that invest primarily in fixed income securities, such as bonds, notes and debentures; and defines alternative assets to include ETFs that invest primarily in alternative assets such as commodities and real estate-related securities.  The Fund is a "fund of funds," which means that it primarily invests in ETFs.  The Fund invests in securities without restriction as to capitalization, credit quality or country.  Dorsey, Wright & Associates ("DWA"), the Fund's investment sub-advisor, uses technical analysis to allocate the Fund's portfolio among the following four market segments.

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U.S. Equity, including sectors such as consumer goods, energy and healthcare as well as styles such as large cap growth and small cap value, and;

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International Equity, including developed market countries such as Japan and emerging market countries such as Malaysia; and

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Fixed Income, such as U.S. Treasury or corporate bonds of any credit quality; and

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Alternative Assets, such as commodities and real estate

Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.

To maintain a balanced portfolio, the Fund will, under normal circumstances, invest:

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from 25% to 65% in equity securities, including ETFs that invest in international and domestic equity securities;

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from 25% to 65% in fixed income securities of any credit quality, including ETFs that invest in fixed income securities; and

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from 10% to 40% in alternative assets, including ETFs that invest in alternative assets.

The Fund will invest in ETFs within specific market segments when DWA’s technical models indicate a high probability that the applicable market segments and ETFs are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment or ETF when DWA's technical models indicate that such market or ETF are likely to underperform the applicable universe. The Fund may be heavily invested in fixed-income ETFs, cash positions and similar securities when DWA’s technical models indicate these assets should significantly outperform the equity and/or alternative market segments. The Fund's fixed income securities may by rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the sub-advisor to be of comparable quality.  The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities or real estate.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of its investment objective and the Fund’s investments in fixed income securities are intended to achieve the capital preservation component of its investment objective.  Under normal circumstances, DWA expects that the Fund will invest a combined minimum of 35% in fixed income securities and in alternative investments.  The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns.  DWA may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

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Commodity Risk: ETFs investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund directly or though an ETF, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

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ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.  Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the "Alternative Asset” market segment may be more volatile than other Fund investments.

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Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

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Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly, it may invest in ETFs that invest in foreign international equity securities.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Issuer-Specific Risk.  The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Management Risk:  DWA's investment decisions about individual securities as well as ETFs impact the Fund's ability to achieve its investment objective.  DWA's judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that DWA’s investment strategy will produce the desired results.

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Market Risk:  Overall stock market risks may affect the value of individual securities and ETFs in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Non-Diversification Risk: As a non-diversified fund, the Fund may invest greater than 5% of its total assets in the securities of one or more issuers.  The Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

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Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

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Real Estate Risk:  ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

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Sector Risk:  The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector.  Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

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Small and Medium Capitalization Stock Risk.  The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is  some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index and a supplemental index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Returns would be lower for the Class C shares (formerly known as Advisor Class shares).  Updated performance information is available at no cost by visiting www.arrowfunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Class A Annual Total Return (Years ended December 31):

Returns do not reflect sales charges, and would be lower if they did.

Best Quarter	3rd Quarter 2009	9.78%
Worst Quarter	3rd Quarter 2008	(15.57)%

For the period January 1, 2009 through September 30, 2009, the total return for the Class A shares of the Fund was 13.77%.

Average Annual Total Returns (as of December 31, 2008)

	Inception Date	One Year	Since Inception
Class A Return Before Taxes	8/07/06	(29.85)%	(5.10)%
Return after Taxes on Distributions		(29.92)%	(5.41)%
Return after Taxes on Distributions and Sale of Fund Shares		(19.31)%	(4.41)%
Class C Return Before Taxes	8/07/06	(26.00)%	(3.42)%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.24%	6.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(37.00)%	(11.55)%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C shares will differ from those of Class A shares.  The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Investment Advisor:  Arrow Investment Advisors, LLC

Sub-Advisor:  Dorsey, Wright & Associates, Inc.

Portfolio Managers:

Michael Moody Senior Portfolio Manager Since August 2006	Harold Parker Senior Portfolio Manager Since August 2006	John Lewis Portfolio Manager Since August 2006

Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone, online at www.arrowfunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.